Label	Element	Value
Document And Entity Information Elements	winto_DocumentandEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 26, 2016
Registrant Name	dei_EntityRegistrantName	Winton Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001621877
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016